Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 10, 2012
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCAX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCSX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXAIX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCIX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVAX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVCX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVIX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVLX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSIEX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTECX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIEIX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIVIX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFSAX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRACX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXIIX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFSLX

Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund
TOUCHSTONE MICRO CAP VALUE FUND SUMMARY
The Fund's Investment Goal
The Fund seeks capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 39 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
Additional Information on page 65.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Micro Cap Value Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Touchstone Micro Cap Value Fund		Class A	Class C	Class Y	Institutional Class
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.54%	0.53%	0.56%	0.38%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.81%	2.55%	1.58%	1.40%
Fee Waivers and/or Expense Reimbursement	[2]	(0.19%)	(0.18%)	(0.21%)	(0.13%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement		1.62%	2.37%	1.37%	1.27%
[1]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.60%, 2.35%, 1.35% and 1.25% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Micro Cap Value Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	730	340	139	129
Expense Example, with Redemption, 3 Years	1,094	775	477	429
Expense Example, with Redemption, 5 Years	1,482	1,337	839	751
Expense Example, with Redemption, 10 Years	2,567	2,867	1,855	1,664

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Micro Cap Value Fund Class C	240	775	1,337	2,867

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the fiscal year ended July 31, 2011, the portfolio turnover rate of the
Fund was 59% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. Micro cap companies are those companies contained within the Russell Microcap® Value
Index, or companies with similar size characteristics at the time of initial purchase.  As of July 31, 2012, the market capitalization of companies included in the Russell Microcap Value Index ranged from $15 million to $782 million.  As of July 31, 2012, the average market capitalization for companies contained within the Russell Microcap Value Index was approximately $281 million and the median market capitalization was approximately $162 million.  The size of the companies in the Russell Microcap Value Index will change with market conditions.  Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Microcap Value Index over a long-term investment horizon. The Fund's sub-advisor, Fifth Third Asset Management, Inc. ("FTAM"), seeks to invest in companies that it considers to be "statistically cheap"
(based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter out less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet FTAM's criteria above, FTAM looks for companies that it believes have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached FTAM's price target; a company fails to pass FTAM's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

FTAM will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the
Russell Microcap Value Index; monitoring risk statistics relative to the Russell
Microcap Value Index; and monitoring trade volume.

The Fund may also invest up to 10% of its assets in foreign securities.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments.  The
Fund is subject to the principal risks listed below.

Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Management Risk:  The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk:  Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Micro Cap Risk:  Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1],[2]
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell 2000® Value Index and Russell Microcap® Value Index.  The bar chart does not reflect any sales charges, which would reduce your return.  Past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Micro Cap Value Fund - Class A shares Total Return as of December 31

Best Quarter: 2nd Quarter 2009 +32.54% Worst Quarter: 4th Quarter 2008 -27.89% The year-to-date return for the Fund's Class A shares as of June 30, 2012 is +6.91%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After-tax returns are only shown for
Class A shares and after-tax returns for other Classes will vary.

Class A and Class C shares began operations on August 13, 2001, and Class Y shares began operations on February 1, 1998.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Micro Cap Value Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Shares Return Before Taxes	(9.80%)	(0.39%)	8.61%
Class A After Taxes on Distributions	Class A Shares Return After Taxes on Distributions	(9.80%)	(1.76%)	6.65%
Class A After Taxes on Distributions and Sales	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(6.37%)	(0.55%)	7.26%
Class C	Class C Shares Return Before Taxes	(6.04%)	(0.18%)	8.41%
Class Y	Class Y Shares Return Before Taxes	(4.99%)	0.87%	9.41%
Russell 2000® Value Index	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%
Russell Microcap® Value Index	Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes)	(10.33%)	(5.23%)	5.99%

[1]	Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third Micro Cap Value Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Financial and performance information included in the Fund's prospectus is that of the Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
[2]	Institutional shares have not been operational and offered prior to the date of the Fund's prospectus. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 10, 2012
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE MICRO CAP VALUE FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 39 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
		Additional Information on page 65.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the fiscal year ended July 31, 2011, the portfolio turnover rate of the
		Fund was 59% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders. Micro cap companies are those companies contained within the Russell Microcap® Value
Index, or companies with similar size characteristics at the time of initial purchase.  As of July 31, 2012, the market capitalization of companies included in the Russell Microcap Value Index ranged from $15 million to $782 million.  As of July 31, 2012, the average market capitalization for companies contained within the Russell Microcap Value Index was approximately $281 million and the median market capitalization was approximately $162 million.  The size of the companies in the Russell Microcap Value Index will change with market conditions.  Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Microcap Value Index over a long-term investment horizon. The Fund's sub-advisor, Fifth Third Asset Management, Inc. ("FTAM"), seeks to invest in companies that it considers to be "statistically cheap"
(based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter out less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet FTAM's criteria above, FTAM looks for companies that it believes have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached FTAM's price target; a company fails to pass FTAM's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

FTAM will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the
Russell Microcap Value Index; monitoring risk statistics relative to the Russell
Microcap Value Index; and monitoring trade volume.

		The Fund may also invest up to 10% of its assets in foreign securities.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments.  The
Fund is subject to the principal risks listed below.

Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Management Risk:  The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk:  Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Micro Cap Risk:  Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1],[2]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Russell 2000® Value Index and Russell Microcap® Value Index.  The bar chart does not reflect any sales charges, which would reduce your return.  Past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Russell 2000® Value Index and Russell Microcap® Value Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Micro Cap Value Fund - Class A shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 +32.54% Worst Quarter: 4th Quarter 2008 -27.89% The year-to-date return for the Fund's Class A shares as of June 30, 2012 is +6.91%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After-tax returns are only shown for
Class A shares and after-tax returns for other Classes will vary.

Class A and Class C shares began operations on August 13, 2001, and Class Y
		shares began operations on February 1, 1998.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Russell 2000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Russell Microcap® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.33%)
5 Years	rr_AverageAnnualReturnYear05	(5.23%)
10 Years	rr_AverageAnnualReturnYear10	5.99%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	730
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,094
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,567
Annual Return 2002	rr_AnnualReturn2002	0.08%
Annual Return 2003	rr_AnnualReturn2003	69.16%
Annual Return 2004	rr_AnnualReturn2004	22.97%
Annual Return 2005	rr_AnnualReturn2005	(0.60%)
Annual Return 2006	rr_AnnualReturn2006	12.43%
Annual Return 2007	rr_AnnualReturn2007	(9.90%)
Annual Return 2008	rr_AnnualReturn2008	(30.69%)
Annual Return 2009	rr_AnnualReturn2009	33.88%
Annual Return 2010	rr_AnnualReturn2010	30.18%
Annual Return 2011	rr_AnnualReturn2011	(5.15%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.89%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.80%)
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	8.61%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.80%)
5 Years	rr_AverageAnnualReturnYear05	(1.76%)
10 Years	rr_AverageAnnualReturnYear10	6.65%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.37%)
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
10 Years	rr_AverageAnnualReturnYear10	7.26%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,337
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	775
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,337
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,867
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.04%)
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
10 Years	rr_AverageAnnualReturnYear10	8.41%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,855
Label	rr_AverageAnnualReturnLabel	Class Y Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	9.41%
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	751
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,664

[1]	Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third Micro Cap Value Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Financial and performance information included in the Fund's prospectus is that of the Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
[2]	Institutional shares have not been operational and offered prior to the date of the Fund's prospectus. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[3]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.60%, 2.35%, 1.35% and 1.25% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund
TOUCHSTONE SMALL COMPANY VALUE FUND SUMMARY
The Fund's Investment Goal
The Fund seeks long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 39 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
Additional Information on page 65.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Small Company Value Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Touchstone Small Company Value Fund		Class A	Class C	Class Y	Institutional Class
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.59%	0.70%	0.34%	0.34%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.75%	2.61%	1.25%	1.25%
Fee Waivers and/or Expense Reimbursement	[2]	(0.54%)	(0.65%)	(0.29%)	(0.39%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement		1.21%	1.96%	0.96%	0.86%
[1]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95% and 0.85% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Small Company Value Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	691	299	98	88
Expense Example, with Redemption, 3 Years	1,043	749	367	357
Expense Example, with Redemption, 5 Years	1,419	1,326	657	647
Expense Example, with Redemption, 10 Years	2,471	2,893	1,483	1,473

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Small Company Value Fund Class C	199	749	1,326	2,893

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended July 31, 2011, the portfolio turnover rate of the Fund was 93% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization of no more than $2 billion at the time of initial purchase. Equity securities consist of common stock, preferred stock and convertible bonds.

The Fund's sub-advisor, DePrince, Race & Zollo, Inc. ("DRZ"), seeks to invest in companies that it believes have the potential for growth and that appear to be trading below their perceived value.

DRZ employs a multi-step, "bottom up" investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst (e.g. a new product cycle, management focus on return on invested capital, management changes, restructuring, improving financial or operating conditions or an industry-pricing cycle) which it believes may lead to future price appreciation. DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts. Finally, DRZ filters the results to choose companies that it believes have the potential for growth and appear to be trading below their perceived value. DRZ considers selling a security when, in
DRZ's opinion, the security's yield falls below an acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business outside the U.S. The Fund will typically hold 65 to 80 securities. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments.  The
Fund is subject to the principal risks listed below.

Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Management Risk:  The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk:  Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Micro Cap Risk:  Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Preferred Stock Risk:  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.
In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1],[2]
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since the Fund's inception compare with the Russell 2000® Value Index.  The bar chart does not reflect any sales charges, which would reduce your return.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Small Company Value Fund - Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2009 +26.20% Worst Quarter: 4th Quarter 2008 -27.57% The year-to-date return for the Fund's Class A shares as of June 30, 2012 is +2.73%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k)
or other tax-deferred account.  After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Class A, Class C and Class Y shares began operations on April 1, 2003.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Small Company Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Shares Return Before Taxes	(4.63%)	0.72%	8.37%	Apr 1, 2003
Class A After Taxes on Distributions	Class A Shares Return After Taxes on Distributions	(5.47%)	(0.08%)	6.66%	Apr 1, 2003
Class A After Taxes on Distributions and Sales	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.91%)	0.40%	6.57%	Apr 1, 2003
Class C	Class C Shares Return Before Taxes	(0.34%)	1.00%	8.19%	Apr 1, 2003
Class Y	Class Y Shares Return Before Taxes	0.63%	2.03%	9.29%	Apr 1, 2003
Russell 2000® Value Index	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%	Apr 1, 2003

[1]	Institutional shares have not been operational and offered prior to the date of the Fund's prospectus. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third Small Cap Value Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Financial and performance information included in the Fund's prospectus is that of the Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 10, 2012
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE SMALL COMPANY VALUE FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 39 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
		Additional Information on page 65.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended July 31, 2011, the portfolio turnover
		rate of the Fund was 93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization of no more than $2 billion at the time of initial purchase. Equity securities consist of common stock, preferred stock and convertible bonds.

The Fund's sub-advisor, DePrince, Race & Zollo, Inc. ("DRZ"), seeks to invest in companies that it believes have the potential for growth and that appear to be trading below their perceived value.

DRZ employs a multi-step, "bottom up" investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst (e.g. a new product cycle, management focus on return on invested capital, management changes, restructuring, improving financial or operating conditions or an industry-pricing cycle) which it believes may lead to future price appreciation. DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts. Finally, DRZ filters the results to choose companies that it believes have the potential for growth and appear to be trading below their perceived value. DRZ considers selling a security when, in
DRZ's opinion, the security's yield falls below an acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business outside the U.S. The Fund will typically hold 65 to 80 securities. The Fund may engage in frequent and active trading of securities as a part of its principal
		investment strategy.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments.  The
Fund is subject to the principal risks listed below.

Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Management Risk:  The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk:  Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Micro Cap Risk:  Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Preferred Stock Risk:  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.
In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1],[2]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since the Fund's inception compare with the Russell 2000® Value Index.  The bar chart does not reflect any sales charges, which would reduce your return.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since the Fund's inception compare with the Russell 2000® Value Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Small Company Value Fund - Class A Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 +26.20% Worst Quarter: 4th Quarter 2008 -27.57% The year-to-date return for the Fund's Class A shares as of June 30, 2012 is +2.73%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k)
or other tax-deferred account.  After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

		Class A, Class C and Class Y shares began operations on April 1, 2003.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Russell 2000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2003
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,043
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,419
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,471
Annual Return 2004	rr_AnnualReturn2004	11.43%
Annual Return 2005	rr_AnnualReturn2005	11.66%
Annual Return 2006	rr_AnnualReturn2006	13.43%
Annual Return 2007	rr_AnnualReturn2007	(4.52%)
Annual Return 2008	rr_AnnualReturn2008	(28.73%)
Annual Return 2009	rr_AnnualReturn2009	33.55%
Annual Return 2010	rr_AnnualReturn2010	19.62%
Annual Return 2011	rr_AnnualReturn2011	0.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.57%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.63%)
5 Years	rr_AverageAnnualReturnYear05	0.72%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2003
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.47%)
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2003
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2003
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	749
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,326
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,893
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	749
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,326
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,893
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
5 Years	rr_AverageAnnualReturnYear05	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2003
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	657
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,483
Label	rr_AverageAnnualReturnLabel	Class Y Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	9.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2003
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	647
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,473

[1]	Institutional shares have not been operational and offered prior to the date of the Fund's prospectus. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third Small Cap Value Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Financial and performance information included in the Fund's prospectus is that of the Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
[3]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, 0.95% and 0.85% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund
TOUCHSTONE INTERNATIONAL VALUE FUND SUMMARY
The Fund's Investment Goal
The Fund seeks long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 39 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
Additional Information on page 65.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone International Value Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Touchstone International Value Fund		Class A	Class C	Class Y	Institutional Class
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Interest Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Other Operating Expenses	[1]	0.46%	2.03%	0.38%	0.40%
Total Other Expenses		0.47%	2.04%	0.39%	0.41%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.73%	4.05%	1.40%	1.42%
Fee Waivers and/or Expense Reimbursement	[2]	(0.35%)	(1.92%)	(0.27%)	(0.44%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement		1.38%	2.13%	1.13%	0.98%
[1]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.36%, 2.11%, 1.11% and 0.96% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone International Value Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	707	316	115	100
Expense Example, with Redemption, 3 Years	1,055	1,056	416	406
Expense Example, with Redemption, 5 Years	1,427	1,912	739	734
Expense Example, with Redemption, 10 Years	2,468	4,126	1,654	1,662

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone International Value Fund Class C	216	1,056	1,912	4,126

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the fiscal year ended July 31, 2011, the portfolio turnover rate of the
Fund was 131% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund primarily invests its assets in equity securities of non-U.S. issuers. Equity securities include common and preferred stocks. The Fund allocates its assets to securities of issuers located in both developed and emerging markets. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the
U.S. The Fund may invest in companies of any size in seeking to achieve its investment goal.

The Fund's sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow
Hanley"), uses traditional methods of stock selection -- research and analysis --
to identify securities it believes are undervalued. Barrow Hanley seeks to invest in companies that have (1) price to earnings and price to book ratios below the market, (2) enterprise value/free cash flow ratios at or below the market and (3) dividend yields above the market. For purposes of the preceding sentence, the companies comprising the MSCI EAFE Index constitute the market.
Barrow Hanley's investment management approach may be described as traditional value with a focus on income from dividends because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature.  Barrow Hanley's process seeks to identify the reasons for a temporary undervaluation of a company's shares and believes that value to the Fund can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments. Barrow Hanley is a
"bottom-up" value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.

Barrow Hanley generally considers selling a security when, in Barrow Hanley's opinion, the security reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other investment opportunities appear more attractive.

The Fund may engage in frequent and active trading as part of its principal investment strategy.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments.  The
Fund is subject to the principal risks listed below.

Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Large Cap Risk:  Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk:  The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk:  Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.
In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1],[2]
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
MSCI EAFE Index, Net.  The bar chart does not reflect any sales charges, which would reduce your return.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone International Value Fund - Class A shares Total Return as of December 31

Best Quarter: 2nd Quarter 2009 +24.57% Worst Quarter: 3rd Quarter 2008 -21.83% The year-to-date return for the Fund's Class A shares as of June 30, 2012 is +1.88%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After-tax returns are only shown for
Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on August 18, 1994, Class C shares began operations on April 25, 1996 and Class Y shares began operations on October 9,
1998.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone International Value Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Shares Return Before Taxes	(17.97%)	(6.69%)	2.68%
Class A After Taxes on Distributions	Class A Shares Return After Taxes on Distributions	(18.21%)	(8.10%)	1.64%
Class A After Taxes on Distributions and Sales	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(11.11%)	(5.84%)	2.04%
Class C	Class C Shares Return Before Taxes	(14.29%)	(6.43%)	2.39%
Class Y	Class Y Shares Return Before Taxes	(13.39%)	(5.47%)	3.44%
MSCI EAFE Index, Net	MSCI EAFE Index, Net (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%

[1]	Institutional shares have not been operational and offered prior to the date of the Fund's prospectus. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third International Equity Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Financial and performance information included in the Fund's prospectus is that of the Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 10, 2012
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE INTERNATIONAL VALUE FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 39 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
		Additional Information on page 65.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the fiscal year ended July 31, 2011, the portfolio turnover rate of the
		Fund was 131% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund primarily invests its assets in equity securities of non-U.S. issuers. Equity securities include common and preferred stocks. The Fund allocates its assets to securities of issuers located in both developed and emerging markets. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the
U.S. The Fund may invest in companies of any size in seeking to achieve its investment goal.

The Fund's sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC ("Barrow
Hanley"), uses traditional methods of stock selection -- research and analysis --
to identify securities it believes are undervalued. Barrow Hanley seeks to invest in companies that have (1) price to earnings and price to book ratios below the market, (2) enterprise value/free cash flow ratios at or below the market and (3) dividend yields above the market. For purposes of the preceding sentence, the companies comprising the MSCI EAFE Index constitute the market.
Barrow Hanley's investment management approach may be described as traditional value with a focus on income from dividends because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature.  Barrow Hanley's process seeks to identify the reasons for a temporary undervaluation of a company's shares and believes that value to the Fund can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments. Barrow Hanley is a
"bottom-up" value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.

Barrow Hanley generally considers selling a security when, in Barrow Hanley's opinion, the security reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, or when other investment opportunities appear more attractive.

The Fund may engage in frequent and active trading as part of its principal
		investment strategy.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments.  The
Fund is subject to the principal risks listed below.

Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Large Cap Risk:  Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk:  The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk:  Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders.

Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.
In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1],[2]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
MSCI EAFE Index, Net.  The bar chart does not reflect any sales charges, which would reduce your return.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or
		by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the MSCI EAFE Index, Net.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone International Value Fund - Class A shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 +24.57% Worst Quarter: 3rd Quarter 2008 -21.83% The year-to-date return for the Fund's Class A shares as of June 30, 2012 is +1.88%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After-tax returns are only shown for
Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on August 18, 1994, Class C shares began operations on April 25, 1996 and Class Y shares began operations on October 9,
		1998.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | MSCI EAFE Index, Net
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index, Net (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expenses	rr_Component1OtherExpensesOverAssets	0.01%	[3]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.46%	[3]
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.38%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,055
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,427
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,468
Annual Return 2002	rr_AnnualReturn2002	(13.96%)
Annual Return 2003	rr_AnnualReturn2003	33.38%
Annual Return 2004	rr_AnnualReturn2004	15.64%
Annual Return 2005	rr_AnnualReturn2005	13.66%
Annual Return 2006	rr_AnnualReturn2006	22.05%
Annual Return 2007	rr_AnnualReturn2007	14.44%
Annual Return 2008	rr_AnnualReturn2008	(45.28%)
Annual Return 2009	rr_AnnualReturn2009	26.03%
Annual Return 2010	rr_AnnualReturn2010	9.30%
Annual Return 2011	rr_AnnualReturn2011	(13.68%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.83%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.97%)
5 Years	rr_AverageAnnualReturnYear05	(6.69%)
10 Years	rr_AverageAnnualReturnYear10	2.68%
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(18.21%)
5 Years	rr_AverageAnnualReturnYear05	(8.10%)
10 Years	rr_AverageAnnualReturnYear10	1.64%
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(11.11%)
5 Years	rr_AverageAnnualReturnYear05	(5.84%)
10 Years	rr_AverageAnnualReturnYear10	2.04%
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expenses	rr_Component1OtherExpensesOverAssets	0.01%	[3]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	2.03%	[3]
Total Other Expenses	rr_OtherExpensesOverAssets	2.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.05%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.92%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,056
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,912
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,126
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,056
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,912
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,126
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.29%)
5 Years	rr_AverageAnnualReturnYear05	(6.43%)
10 Years	rr_AverageAnnualReturnYear10	2.39%
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expenses	rr_Component1OtherExpensesOverAssets	0.01%	[3]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.38%	[3]
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,654
Label	rr_AverageAnnualReturnLabel	Class Y Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.39%)
5 Years	rr_AverageAnnualReturnYear05	(5.47%)
10 Years	rr_AverageAnnualReturnYear10	3.44%
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expenses	rr_Component1OtherExpensesOverAssets	0.01%	[3]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.40%	[3]
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,662

[1]	Institutional shares have not been operational and offered prior to the date of the Fund's prospectus. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third International Equity Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Financial and performance information included in the Fund's prospectus is that of the Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
[3]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.36%, 2.11%, 1.11% and 0.96% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund
TOUCHSTONE STRATEGIC INCOME FUND SUMMARY
The Fund's Investment Goal
The Fund seeks a high level of income consistent with reasonable risk. The Fund seeks capital appreciation as a secondary goal.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 39 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
Additional Information on page 65.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Strategic Income Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Touchstone Strategic Income Fund		Class A	Class C	Class Y	Institutional Class
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[1]	0.37%	0.39%	0.33%	0.31%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.37%	2.14%	1.08%	1.06%
Fee Waivers and/or Expense Reimbursement	[2]	(0.38%)	(0.40%)	(0.34%)	(0.42%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement		0.99%	1.74%	0.74%	0.64%
[1]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.94%, 1.69%, 0.69% and 0.59% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Strategic Income Fund (USD $)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	670	277	76	65
Expense Example, with Redemption, 3 Years	949	631	309	294
Expense Example, with Redemption, 5 Years	1,248	1,111	560	542
Expense Example, with Redemption, 10 Years	2,095	2,437	1,282	1,251

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Strategic Income Fund Class C	177	631	1,111	2,437

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the fiscal year ended July 31, 2011, the portfolio turnover rate of the
Fund was 42% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities and variable or floating-rate instruments. Certain of the debt securities and preferred stocks in which the Fund may invest may be convertible into common shares. The
Fund normally invests in equity securities of companies with a market capitalization of approximately $400 million to $700 billion.

The Fund's sub-advisor, Fifth Third Asset Management, Inc. ("FTAM"), seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class.

FTAM may invest in debt securities of any maturity, and will increase its investment in short term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. FTAM seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. In performing this research, modeling and analysis, FTAM evaluates companies based on such factors as sales, assets, earnings, markets, and management, and FTAM searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a broader array of investments than traditional investment grade fixed income funds, and FTAM believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, FTAM intends to invest principally in securities rated BBB or better by Standard & Poor's (or the equivalent using Moody's), but may invest in securities rated as low as BB, B,
CCC or CC or unrated securities when these investments are believed by FTAM to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its assets in (i) securities rated BB or lower by
Standard & Poor's and/or (ii) unrated securities which, in the opinion of FTAM, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are lower-rated securities and have speculative characteristics.

The Fund may invest in any diversified closed-end income fund as long as the
Fund's total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through"
security, and will look at the composition of the underlying portfolio.
Therefore, the Fund may invest in any single closed-end fund even if more than
20% of the closed-end fund's assets are invested in securities rated BB or lower. The closed-end funds in which the Fund may invest may in turn invest in debt and equity securities of United States or foreign issuers.

The Fund may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. The Fund may utilize call and put options to gain investment exposure or to hedge against portfolio volatility.

FTAM may consider selling a portfolio holding when: deterioration in a company's strategic position, growth prospects, or financial reporting is detected; an individual security comprises too large a position in the portfolio; a company with declining financial fundamentals has risk volatility of more than one standard deviation in FTAM's proprietary credit risk model; a company's valuations are no longer attractive; or a better opportunity arises.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments.  The
Fund is subject to the principal risks listed below.

Closed-End Fund Risk:  The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as its share of the Fund's fees and expenses. There may also not be an active trading market available for shares of some closed-end funds. Additionally, trading of closed-end fund shares may be halted or delisted by the listing exchange.

Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

Debt Securities Risk:  The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

Derivatives Risk:  Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Futures Contracts Risk: The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

Interest Rate Risk:  As interest rates rise, the value of fixed income securities the Fund owns will be likely to decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Non-Investment Grade Debt Securities Risk:  Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.  Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor's credit analysis and market analysis.

Options Risk:  Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.  When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Swap Agreements Risk:  The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1],[2]
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Barclays U.S. Aggregate Bond Index.  The bar chart does not reflect any sales charges, which would reduce your return.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Strategic Income Fund - Class A shares Total Return as of December 31

Best Quarter: 2nd Quarter 2009 +21.98% Worst Quarter: 3rd Quarter 2008 -18.49% The year-to-date return for the Fund's Class A shares as of June 30, 2012 is +5.20%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After-tax returns are only shown for
Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on April 1, 2004, Class C shares began operations on October 29, 2001 and Class Y shares began operations on September 1, 1998.
The performance figures for Class A shares prior to April 1, 2004 represent the performance of the Fifth Third/Maxus Income Fund Investor Shares with an inception date of March 10, 1985 and are adjusted to reflect expenses and applicable sales charges of the Predecessor Fund.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Strategic Income Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Shares Return Before Taxes	0.50%	3.47%	5.07%
Class A After Taxes on Distributions	Class A Shares Return After Taxes on Distributions	(0.90%)	1.29%	3.12%
Class A After Taxes on Distributions and Sales	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	0.60%	1.67%	3.19%
Class C	Class C Shares Return Before Taxes	4.97%	3.75%	4.86%
Class Y	Class Y Shares Return Before Taxes	5.94%	4.77%	5.90%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%

[1]	Institutional shares have not been operational and offered prior to the date of the Fund's prospectus. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third Strategic Income Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Financial and performance information included in the Fund's prospectus is that of the Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 10, 2012
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE STRATEGIC INCOME FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of income consistent with reasonable risk. The Fund seeks capital appreciation as a secondary goal.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 39 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
		Additional Information on page 65.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the fiscal year ended July 31, 2011, the portfolio turnover rate of the
		Fund was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities and variable or floating-rate instruments. Certain of the debt securities and preferred stocks in which the Fund may invest may be convertible into common shares. The
Fund normally invests in equity securities of companies with a market capitalization of approximately $400 million to $700 billion.

The Fund's sub-advisor, Fifth Third Asset Management, Inc. ("FTAM"), seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class.

FTAM may invest in debt securities of any maturity, and will increase its investment in short term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. FTAM seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. In performing this research, modeling and analysis, FTAM evaluates companies based on such factors as sales, assets, earnings, markets, and management, and FTAM searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a broader array of investments than traditional investment grade fixed income funds, and FTAM believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, FTAM intends to invest principally in securities rated BBB or better by Standard & Poor's (or the equivalent using Moody's), but may invest in securities rated as low as BB, B,
CCC or CC or unrated securities when these investments are believed by FTAM to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its assets in (i) securities rated BB or lower by
Standard & Poor's and/or (ii) unrated securities which, in the opinion of FTAM, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are lower-rated securities and have speculative characteristics.

The Fund may invest in any diversified closed-end income fund as long as the
Fund's total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through"
security, and will look at the composition of the underlying portfolio.
Therefore, the Fund may invest in any single closed-end fund even if more than
20% of the closed-end fund's assets are invested in securities rated BB or lower. The closed-end funds in which the Fund may invest may in turn invest in debt and equity securities of United States or foreign issuers.

The Fund may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. The Fund may utilize call and put options to gain investment exposure or to hedge against portfolio volatility.

FTAM may consider selling a portfolio holding when: deterioration in a company's strategic position, growth prospects, or financial reporting is detected; an individual security comprises too large a position in the portfolio; a company with declining financial fundamentals has risk volatility of more than one standard deviation in FTAM's proprietary credit risk model; a company's
		valuations are no longer attractive; or a better opportunity arises.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments.  The
Fund is subject to the principal risks listed below.

Closed-End Fund Risk:  The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as its share of the Fund's fees and expenses. There may also not be an active trading market available for shares of some closed-end funds. Additionally, trading of closed-end fund shares may be halted or delisted by the listing exchange.

Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

Debt Securities Risk:  The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

Derivatives Risk:  Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund's shares.

Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect (positively or negatively) the value of the Fund's investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S.
companies and that less public information about their operations may exist.
There is risk associated with the clearance and settlement procedures in
non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
Over-the-counter securities may also be less liquid than exchange-traded securities.

Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Futures Contracts Risk: The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

Interest Rate Risk:  As interest rates rise, the value of fixed income securities the Fund owns will be likely to decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Non-Investment Grade Debt Securities Risk:  Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.  Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor's credit analysis and market analysis.

Options Risk:  Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.  When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Swap Agreements Risk:  The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1],[2]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
Barclays U.S. Aggregate Bond Index.  The bar chart does not reflect any sales charges, which would reduce your return.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays U.S. Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Strategic Income Fund - Class A shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 +21.98% Worst Quarter: 3rd Quarter 2008 -18.49% The year-to-date return for the Fund's Class A shares as of June 30, 2012 is +5.20%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After-tax returns are only shown for
Class A shares and after-tax returns for other Classes will vary.

Class A shares began operations on April 1, 2004, Class C shares began operations on October 29, 2001 and Class Y shares began operations on September 1, 1998.
The performance figures for Class A shares prior to April 1, 2004 represent the performance of the Fifth Third/Maxus Income Fund Investor Shares with an inception date of March 10, 1985 and are adjusted to reflect expenses and applicable sales
		charges of the Predecessor Fund.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,248
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
Annual Return 2002	rr_AnnualReturn2002	7.45%
Annual Return 2003	rr_AnnualReturn2003	9.83%
Annual Return 2004	rr_AnnualReturn2004	6.70%
Annual Return 2005	rr_AnnualReturn2005	1.59%
Annual Return 2006	rr_AnnualReturn2006	8.00%
Annual Return 2007	rr_AnnualReturn2007	(2.83%)
Annual Return 2008	rr_AnnualReturn2008	(20.90%)
Annual Return 2009	rr_AnnualReturn2009	36.56%
Annual Return 2010	rr_AnnualReturn2010	12.45%
Annual Return 2011	rr_AnnualReturn2011	5.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.49%)
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.50%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	5.07%
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.60%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,437
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	631
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,437
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.97%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	4.86%
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	560
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,282
Label	rr_AverageAnnualReturnLabel	Class Y Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.94%
5 Years	rr_AverageAnnualReturnYear05	4.77%
10 Years	rr_AverageAnnualReturnYear10	5.90%
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-10
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,251

[1]	Institutional shares have not been operational and offered prior to the date of the Fund's prospectus. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third Strategic Income Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Financial and performance information included in the Fund's prospectus is that of the Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.
[3]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.94%, 1.69%, 0.69% and 0.59% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.